9. Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Salaries and related costs	$ 545,000	$ 516,000
Professional fees	137,000	362,000
Other	100,000	11,000
Accrued expenses and other current liabilities	$ 782,000	$ 889,000